NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Financial Information for IsoEnergy Ltd
Summarized financial information for IsoEnergy Ltd. is as follows:

	2020	2019
Cash	$14,035,000	$6,587,000
Other current assets	265,000	209,000
Non-current assets	53,923,000	48,208,000

Total assets	$68,223,000	$55,004,000

Current liabilities	305,000	650,000
Non-current liabilities	14,831,000	867,000

Total liabilities	$15,136,000	$1,517,000

Loss from operations	$9,543,000	$2,097,000
Loss and comprehensive loss	$9,616,000	$2,162,000
Net cash flow from operating activities	(2,532,000)	(1,915,000)
Net cash flow from investing activities	(5,664,000)	(4,236,000)
Net cash flow from financing activities	15,643,000	6,333,000

Net increase (decrease) in cash	$7,447,000	$182,000